INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2019	Highland Premier Growth Equity Fund

Shares		Value ($)
Common Stocks — 90.4%
Communication Services — 5.1%
40,000	Omnicom Group	3,278,000
15,000	Walt Disney Co.	2,094,600

		5,372,600

Consumer Discretionary — 12.1%
40,000	Choice Hotels International	3,480,400
25,000	Hilton Worldwide Holdings	2,443,500
15,000	Pool	2,865,000
25,000	Tractor Supply Co.	2,720,000
45,000	Under Armour, Class A (a)	1,140,750

		12,649,650

Consumer Staples — 1.8%
10,000	Estee Lauder, Class A	1,831,100

Energy — 4.8%
50,000	ONEOK	3,440,500
10,000	Pioneer Natural Resources	1,538,600

		4,979,100

Financials — 17.4%
160,000	Ally Financial (b)	4,958,400
25,000	Arthur J Gallagher	2,189,750
25,000	Charles Schwab	1,004,750
18,000	M&T Bank	3,061,260
30,000	Progressive	2,397,900
50,000	Voya Financial	2,765,000
10,000	Willis Towers Watson	1,915,400

		18,292,460

Healthcare — 12.4%
66,600	Acreage Holdings (a)	1,093,972
40,000	Gilead Sciences	2,702,400
25,000	Hologic (a)	1,200,500
15,000	IQVIA Holdings (a)	2,413,500
13,000	Laboratory Corp of America Holdings (a)	2,247,700
30,000	Zoetis, Class A	3,404,700

		13,062,772

Industrials — 9.1%
40,000	EMCOR Group	3,524,000
40,000	Exponent, Inc.	2,341,600
20,000	Kansas City Southern	2,436,400
15,000	Xylem	1,254,600

		9,556,600

Information Technology — 21.4%
7,000	Adobe, Inc. (a)	2,062,550
60,000	Advanced Micro Devices (a)(b)	1,822,200
5,000	ANSYS (a)	1,024,100
5,000	Autodesk, Inc. (a)	814,500
28,000	Automatic Data Processing	4,629,240
8,000	Intuit	2,090,640
10,000	Lam Research	1,878,400
10,000	Microsoft Corp.	1,339,600
10,000	Motorola Solutions	1,667,300
40,000	Oracle	2,278,800

Shares		Value ($)
Common Stocks (continued)
Information Technology (continued)
10,000	Visa, Inc., Class A	1,735,500
30,000	Xerox	1,062,300

		22,405,130

Materials — 4.2%
21,000	International Flavors & Fragrances Inc.	3,046,890
6,000	Linde	1,204,800
2,000	Omnimax International, Inc. (a)(c)	139,880

		4,391,570

Utilities — 2.1%
35,000	Ormat Technologies	2,218,650

	Total Common Stocks (Cost $91,910,610)	94,759,632

Registered Investment Companies (d) — 6.0%
220,978	Highland Merger Arbitrage Fund, Class Z (a)	4,134,494
113,630	NexPoint Strategic Opportunities Fund (b)	2,149,880

	Total Registered Investment Companies (Cost $6,829,825)	6,284,374

Preferred Stock(a)(c)(e)(f) — 1.0%
Healthcare — 1.0%
434,783	AMINO, Inc., Series C	1,034,784

	Total Preferred Stock (Cost $2,500,002)	1,034,784

Cash Equivalents — 8.7%
Money Market Fund(g) — 8.7%
9,100,994	Dreyfus Treasury & Agency Cash Management, Institutional Class, Class A 2.100%	9,100,994

	Total Cash Equivalents (Cost $9,100,994)	9,100,994

Total Investments - 106.1%		111,179,784

(Cost $110,341,431)
Other Assets & Liabilities, Net - (6.1)%		(6,405,252)

Net Assets - 100.0%		104,774,532

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $3,721,834.
(c)

Securities with a total aggregate value of $1,174,664, or 1.1% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of June 30, 2019	Highland Premier Growth Equity Fund

(d)	Affiliated issuer. Assets with a total aggregate market value of $6,284,374, or 6.0% of net assets, were affiliated with the Fund as of June 30, 2019.
(e)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $139,880, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2019. Please see Notes to Investment Portfolio.

(f)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stocks	11/18/2016	$2,500,002	$1,034,784	1.0%

(g)	Rate shown is 7 day effective yield.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2019	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks — 95.8%
Chemicals — 2.6% (a)
250,000	MPM Holdings, Inc.	1,250,000

Consumer Discretionary — 8.9%
233,527	Barnes & Noble, Inc. (b)	1,562,295
58,500	Francesca’s Holdings Corp. (a)	28,940
10,100	Genesco, Inc. (a)(b)	427,129
8,200	Gentherm, Inc. (a)(b)	343,006
14,000	K12, Inc. (a)(b)	425,740
7,075	LKQ Corp. (a)(b)	188,266
6,000	Oxford Industries, Inc.	454,800
8,195	Tractor Supply Co. (b)	891,616

		4,321,792

Consumer Staples — 0.5% (b)
18,400	SpartanNash, Inc.	214,728

Energy — 2.8% (b)
27,000	C&J Energy Services, Inc. (a)	318,060
6,420	Dril-Quip, Inc. (a)	308,160
10,650	Oil States International, Inc. (a)	194,895
28,510	SemGroup Corp., Class A	342,120
15,920	SM Energy, Inc.	199,319

		1,362,554

Financial — 20.2%
5,000,000	Alpha Bank AE ADR (a)	2,587,500
3,094	Canadian Imperial Bank of Commerce (b)	243,065
19,070	Cannae Holdings, Inc. (a)	552,649
9,550	CIT Group, Inc. (b)	501,757
6,377,500	Eurobank Ergasias ADR (a)	2,869,875
2,430	IBERIABANK Corp. (b)	184,316
7,275	KKR, Inc., Class A	183,839
744,050	National Bank of Greece (a)(b)	2,042,045
57,120	Oaktree Specialty Lending Co.	309,590
3,835	Raymond James Financial, Inc. (b)	324,249

		9,798,885

Healthcare — 26.6%
15,500	Acorda Therapeutics, Inc. (a)(b)	118,885
16,600	Aerie Pharmaceuticals, Inc. (a)(b)	490,530
44,200	Amicus Therapeutics, Inc. (a)(b)	551,616
7,100	ANI Pharmaceuticals, Inc. (a)(b)	583,620
2,582	Charles River Laboratories International Inc. (a)(b)	366,386
89,825	Coherus Biosciences, Inc. (a)	1,985,132
35,716	Collegium Pharmaceutical, Inc. (a)(b)	469,665
119,520	Egalet Corp. (a)	986
63,734	Heron Therapeutics, Inc. (a)(b)	1,184,815
6,650	Intersect ENT, Inc. (a)(b)	151,354
4,025	LHC Group, Inc. (a)(b)	481,309
8,245	MEDNAX, Inc. (a)(b)	208,021
52,870	MiMedx Group, Inc. (a)(b)	214,123
4,220	Molina Healthcare, Inc. (a)(b)	604,051
2,100	Nektar Therapeutics, Class A (a)(b)	74,718
2,450	NuVasive, Inc. (a)(b)	143,423
8,750	Pacira BioSciences (a)(b)	380,538

Shares		Value ($)
Common Stocks (continued)
Healthcare (continued)
77,800	Paratek Pharmaceuticals, Inc. (a)(b)	310,422
22,285	Patterson Cos., Inc. (b)	510,327
79,050	Portola Pharmaceuticals, Inc. (a)(b)	2,144,627
4,255	PRA Health Sciences, Inc. (a)(b)	421,883
22,400	Surgery Partners, Inc. (a)(b)	182,336
67,500	TG Therapeutics, Inc. (a)(b)	583,875
11,055	Ultragenyx Pharmaceutical, Inc. (a)(b)	701,993

		12,864,635

Industrials — 5.4%
98,450	America Airports (a)	794,492
14,000	JetBlue Airways Corp. (a)(b)	258,860
28,100	Luxfer Holdings (b)	689,012
5,160	Matson, Inc. (b)	200,466
20,000	Resources Connection, Inc. (b)	320,200
1,400	Teledyne Technologies, Inc. (a)(b)	383,418

		2,646,448

Information Technology — 7.3%
4,620	CoreLogic, Inc. (a)(b)	193,255
5,500	Cornerstone OnDemand, Inc. (a)(b)	318,615
17,100	Ebix (b)	858,762
7,675	Fortinet, Inc. (a)(b)	589,670
6,750	Science Applications International Corp.	584,280
12,700	SS&C Technologies Holdings (b)	731,647
6,990	Teradata Corp. (a)(b)	250,591

		3,526,820

Materials — 2.6%
26,100	Loma Negra Cia Industrial Argentina ADR (a)	305,370
2,205	Quaker Chemical Corp. (b)	447,350
6,600	Sensient Technologies Corp. (b)	484,968

		1,237,688

Real Estate — 13.5%
176,500	Ashford Hospitality Trust, REIT	524,205
48,500	Independence Realty Trust, Inc., REIT(b)	561,145
105,461	Jernigan Capital, Inc., REIT(b)	2,161,951
57,822	NexPoint Real Estate Opportunities Fund, LLC, REIT(b)(c)	2,393,831
12,277	RAIT Financial Trust, REIT(a)	7,305
14,300	RLJ Lodging Trust, REIT(b)	253,682
10,266	Spirit MTA REIT, REIT	85,618
13,050	Spirit Realty Capital, Inc., REIT	556,713

		6,544,450

Communication Services — 1.7% (b)
15,275	Sinclair Broadcast Group, Class A	819,198

Utilities — 3.7%
61,000	Central Puerto ADR (a)	565,470
5,450	NRG Energy, Inc. (b)	191,404

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2019	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks (continued)
Utilities (continued)
45,775	Vistra Energy Corp.	1,036,346

		1,793,220

	Total Common Stocks (Cost $48,549,610)	46,380,418

Preferred Stock — 6.2%
Real Estate — 6.2%
161,290	Braemar Hotels & Resorts, Inc., REIT 5.50%(a)	2,996,768

	Total Preferred Stock (Cost $2,499,995)	2,996,768

Registered Investment Companies (c) — 5.6%
39,647	Highland Global Allocation Fund	445,632
118,673	NexPoint Strategic Opportunities Fund	2,245,293

	Total Registered Investment Companies (Cost $3,050,618)	2,690,925

Master Limited Partnerships — 5.2%
Energy — 5.2%
16,440	Andeavor Logistics LP	597,265
52,925	Dynagas LNG Partners LP (b)	76,741
71,290	Energy Transfer Equity LP	1,003,763
7,150	Plains All American Pipeline LP (b)	174,103
22,475	Western Midstream Partners LP	691,556

		2,543,428

	Total Master Limited Partnerships (Cost $2,664,563)	2,543,428

Contracts
Written Call Options(a) — 0.5%
	Total Purchased Call Options (Cost $344,563)	227,500

Cash Equivalents — 2.0%
Money Market Fund(d) — 2.0%
990,320	Dreyfus Treasury & Agency Cash Management, Institutional Class, Class A 2.100%	990,320

	Total Cash Equivalents (Cost $990,320)	990,320

Total Investments - 115.3%		55,829,359

(Cost $58,099,669)

Shares		Value ($)
Securities Sold Short — (2.3)%
Common Stock — (2.3)%
Healthcare — (2.3)%
(13,300)	Merck & Co., Inc.	(1,115,205)

	Total Common Stocks (Proceeds $1,002,816)	(1,115,205)

	Total Securities Sold Short- (2.3)% (Proceeds $1,002,816)	(1,115,205)

Other Assets & Liabilities, Net - (13.0)%		(6,314,329)

Net Assets - 100.0%		48,399,825

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $26,240,253.
(c)	Affiliated issuer. Assets with a total aggregate market value of $5,084,756, or 10.5% of net assets, were affiliated with the Fund as of June 30, 2019.
(d)	Rate shown is 7 day effective yield.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of June 30, 2019	Highland Small-Cap Equity Fund

Purchased call option contracts outstanding as of June 30, 2019 were as follows:

Description	Exercise price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
CRUDE OIL FUT OPT Aug19C 61	$61.00	Societe Generale	July 2019	250	15,250,000	$344,563	$227,500

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2019	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Corporate Obligations — 35.9%
Communication Services — 1.5%
	AT&T
471,000	VAR ICE LIBOR USD 3 Month+0.95%, 3.55%, 07/15/21	475,269
336,000	5.15%, 03/15/42	367,944
	Cequel Communications Holdings I
205,000	5.13%, 12/15/21 (a)	205,513
	Comcast
103,000	4.75%, 03/01/44	120,294
	NBCUniversal Media
200,000	5.15%, 04/30/20 (a)	204,588
	Sprint
119,000	7.25%, 09/15/21	126,735
	Walt Disney
1,140,000	5.65%, 08/15/20 (a)	1,183,690
	Warner Media
168,000	5.35%, 12/15/43	184,127

		2,868,160

Consumer Discretionary — 2.2%
	Block Financial
750,000	4.13%, 10/01/20	762,824
	eBay, Inc.
750,000	2.20%, 08/01/19	749,768
	Ford Motor Credit
750,000	VAR ICE LIBOR USD 3 Month+1.08%, 3.66%, 08/03/22	733,998
200,000	5.88%, 08/02/21	210,960
	General Motors Financial
250,000	VAR ICE LIBOR USD 3 Month+1.27%, 3.87%, 10/04/19	250,607
197,000	VAR ICE LIBOR USD 3 Month+1.55%, 4.15%, 01/14/22	198,936
	Signet UK Finance
650,000	4.70%, 06/15/24	542,750
	Tapestry
750,000	4.25%, 04/01/25	778,447

		4,228,290

Consumer Staples — 1.0%
	Altria Group
250,000	2.63%, 01/14/20	250,195
108,000	2.95%, 05/02/23	108,662
450,000	3.80%, 02/14/24	469,411
108,000	4.50%, 05/02/43	102,802
	Mondelez International
1,000,000	3.00%, 05/07/20	1,004,215
	Philip Morris International
111,000	4.13%, 03/04/43	113,550

		2,048,835

Energy — 3.1%
	Anadarko Petroleum
90,000	6.20%, 03/15/40	108,895
	Energy Transfer Operating
259,000	6.50%, 02/01/42	306,692

Principal Amount ($)		Value ($)
Corporate Obligations (continued)
Energy (continued)
	Kerr-McGee
65,000	6.95%, 07/01/24	76,223
	Kinder Morgan Energy Partners
181,000	3.50%, 09/01/23	186,360
205,000	4.30%, 05/01/24	218,046
	Kinder Morgan, Inc.
1,300,000	3.05%, 12/01/19	1,302,450
	Sabine Pass Liquefaction
120,000	5.63%, 02/01/21	124,679
	Unit
150,000	6.63%, 05/15/21	136,875
	Williams
1,567,000	4.13%, 11/15/20	1,595,835
197,000	4.55%, 06/24/24	212,412
317,000	5.25%, 03/15/20	322,925
1,280,000	7.88%, 09/01/21	1,420,404

		6,011,796

Financial — 14.9%
	Andina de Fomento
455,000	4.38%, 06/15/22	479,898
	Assured Guaranty US Holdings
750,000	5.00%, 07/01/24	817,869
	Bank of America MTN
980,000	VAR ICE LIBOR USD 3 Month+1.75%, 4.08%, 09/28/20	995,928
3,000	4.10%, 07/24/23	3,204
1,500,000	VAR ICE LIBOR USD 3 Month+3.90%, 6.10%, 09/17/67 (b)	1,621,072
	Capital One Financial
810,000	VAR ICE LIBOR USD 3 Month+0.95%, 3.40%, 03/09/22	817,024
	Charles Schwab
1,100,000	VAR ICE LIBOR USD 3 Month+4.82%, 7.00%, 02/28/49 (b)	1,199,435
	Citigroup
750,000	VAR ICE LIBOR USD 3 Month+4.06%, 5.88%, 09/27/67 (b)	756,821
	Everest Reinsurance Holdings
1,500,000	VAR ICE LIBOR USD 3 Month+2.39%, 4.90%, 05/15/37	1,329,892
	Five Corners Funding Trust
253,000	4.42%, 11/15/23 (a)	271,385
	Genworth Holdings
103,000	4.80%, 02/15/24	84,975
101,000	7.70%, 06/15/20	101,757
	Goldman Sachs Capital III
500,000	VAR ICE LIBOR USD 3 Month+0.77%, 4.00%, 09/29/49 (b)	400,760
	Goldman Sachs Group
500,000	VAR ICE LIBOR USD 3 Month+3.92%, 5.38%, 11/10/67 (b)	500,732

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2019	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Corporate Obligations (continued)
Financial (continued)
	Goldman Sachs Group, Inc. MTN
750,000	VAR ICE LIBOR USD 3 Month+1.17%, 3.69%, 11/15/21	756,289
516,000	VAR ICE LIBOR USD 3 Month+1.40%, 3.92%, 08/26/20	518,779
247,000	4.00%, 03/03/24	262,266
750,000	VAR ICE LIBOR USD 3 Month+1.75%, 4.33%, 10/28/27	765,862
	Independent Bank Group
500,000	VAR ICE LIBOR USD 3 Month+2.83%, 5.00%, 12/31/27	510,226
	JPMorgan Chase
450,000	VAR ICE LIBOR USD 3 Month+3.80%, 5.30%, 11/01/67 (b)	455,303
	JPMorgan Chase & Co.
359,000	VAR ICE LIBOR USD 3 Month+3.47%, 6.05%, 10/30/67 (b)	359,352
3,000,000	VAR ICE LIBOR USD 3 Month+3.78%, 6.75%, 08/01/67 (b)	3,317,835
	Liberty Mutual Group
221,000	4.25%, 06/15/23 (a)	233,789
	Manufacturers & Traders Trust
750,000	VAR ICE LIBOR USD 3 Month+0.64%, 3.16%, 12/01/21	748,324
	Mellon Capital IV
750,000	VAR ICE LIBOR USD 3 Month+0.57%, 4.00%, 12/20/67 (b)	644,265
	MetLife
1,550,000	VAR ICE LIBOR USD 3 Month+3.58%, 5.25%, 12/15/67 (b)	1,570,189
	Morgan Stanley MTN
500,000	VAR ICE LIBOR USD 3 Month+0.50%, 3.00%, 02/21/20	496,250
250,000	VAR ICE LIBOR USD 3 Month+1.12%, 3.53%, 12/15/19	245,625
500,000	VAR ICE LIBOR USD 3 Month+1.25%, 3.85%, 01/16/20	500,836
500,000	VAR CPI YOY+2.00%, 3.86%, 02/11/20	498,125
224,000	4.88%, 11/01/22	239,806
	NTC Capital II
850,000	VAR ICE LIBOR USD 3 Month+0.59%, 3.19%, 04/15/27	785,995
	Old Republic International
750,000	4.88%, 10/01/24	813,357
	People’s United Bank
250,000	4.00%, 07/15/24	260,338
	Prudential Financial, Inc.
895,000	VAR ICE LIBOR USD 3 Month+3.92%, 5.63%, 06/15/43	948,096
	State Street
750,000	VAR ICE LIBOR USD 3 Month+1.00%, 3.41%, 06/15/47	571,196

Principal Amount ($)		Value ($)
Corporate Obligations (continued)
Financial (continued)
	Stifel Financial
750,000	3.50%, 12/01/20	758,444
	UBS
1,000,000	5.13%, 05/15/24	1,062,669
	US Bancorp
1,025,000	VAR ICE LIBOR USD 3 Month+3.47%, 5.13%, 01/15/68 (b)	1,045,859
	Wachovia Capital Trust II
795,000	VAR ICE LIBOR USD 3 Month+0.50%, 3.10%, 01/15/27	732,116
	Wells Fargo MTN
750,000	4.13%, 08/15/23	792,613

		29,274,556

Healthcare — 2.5%
	Allergan Funding SCS
197,000	3.85%, 06/15/24	204,633
	CommonSpirit Health
112,000	2.95%, 11/01/22	113,137
	CVS Health
800,000	2.13%, 06/01/21	794,957
2,000,000	2.80%, 07/20/20	2,005,490
775,000	3.13%, 03/09/20	778,126
750,000	3.35%, 03/09/21	760,667
	Endo Finance
187,000	5.38%, 01/15/23 (a)	135,575
	HCA, Inc.
114,000	6.50%, 02/15/20	116,631
	Mylan
97,000	5.40%, 11/29/43	90,471

		4,999,687

Industrials — 3.1%
	BNSF Funding Trust I
1,554,000	VAR ICE LIBOR USD 3 Month+2.35%, 6.61%, 12/15/55	1,709,820
	CNH Industrial Capital
150,000	3.38%, 07/15/19	150,037
	General Electric MTN
383,000	2.20%, 01/09/20	382,019
750,000	VAR ICE LIBOR USD 3 Month+0.30%, 2.90%, 05/13/24	700,636
	General Electric Co.
689,000	VAR ICE LIBOR USD 3 Month+3.33%, 5.00%, 12/29/49 (b)	665,560
	International Lease Finance
500,000	5.88%, 08/15/22	544,865
	Masco
775,000	5.95%, 03/15/22	838,798
	Pitney Bowes
497,000	4.63%, 03/15/24	451,028
	United Technologies
605,000	VAR ICE LIBOR USD 3 Month+0.65%, 3.17%, 08/16/21	605,390

		6,048,153

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2019	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Corporate Obligations (continued)
Information Technology — 0.7%
	Motorola Solutions
500,000	3.50%, 03/01/23	509,909
	Western Union
750,000	3.60%, 03/15/22	769,782

		1,279,691

Materials — 1.4%
	Martin Marietta Materials
1,020,000	VAR ICE LIBOR USD 3 Month+0.65%, 3.17%, 05/22/20	1,020,206
	Sherwin-Williams
750,000	2.25%, 05/15/20	748,773
975,000	4.20%, 01/15/22	1,014,090

		2,783,069

Real Estate — 3.3%
	Corporate Office Properties
750,000	5.25%, 02/15/24	804,229
	EPR Properties
750,000	5.75%, 08/15/22	804,848
	National Retail Properties
2,000,000	3.80%, 10/15/22	2,075,625
	VEREIT Operating Partnership
1,394,000	4.13%, 06/01/21	1,431,052
698,000	4.60%, 02/06/24	741,648
	WP Carey
569,000	4.60%, 04/01/24	601,050

		6,458,452

Utilities — 2.2%
	CMS Energy
103,000	4.88%, 03/01/44	118,484
	Evergy
111,000	4.85%, 06/01/21	114,998
	PacifiCorp
142,000	6.25%, 10/15/37	191,700
	Southern
1,750,000	VAR ICE LIBOR USD 3 Month+3.63%, 5.50%, 03/15/57	1,794,010
	WEC Energy Group
2,460,000	VAR ICE LIBOR USD 3 Month+2.11%, 4.63%, 05/15/67	2,033,239

		4,252,431

	Total Corporate Obligations (Cost $69,936,798)	70,253,120

Agency Mortgage-Backed Securities — 17.4%
	Federal Home Loan Mortgage Corp.
962,383	4.00%, 5/1/2044	1,019,569
151,424	5.00%, 6/1/2041	166,903
	Federal National Mortgage Assoc.
3,193,972	3.00%, 2/1/2043 to 6/1/2043 (d)	3,256,177
1,350,275	3.50%, 11/1/2042 to 2/1/2043 (d)	1,408,679
1,482,538	4.00%, 1/1/2041 to 3/1/2044 (d)	1,566,212
1,978,656	4.50%, 10/1/2039 to 4/1/2041 (d)	2,125,412
210,800	5.00%, 6/1/2041	232,191

Principal Amount ($)		Value ($)
Agency Mortgage-Backed Securities (continued)
	Government National Mortgage Assoc., Series 83, Class AK
1,928,292	3.43%, 12/16/2053	1,994,775
	Government National Mortgage Assoc., Series 106, Class AC
1,916,887	2.60%, 4/16/2051	1,903,992
	Government National Mortgage Assoc., Series 2018-129, Class AG
1,981,207	3.10%, 5/16/2059	2,002,955
	Government National Mortgage Assoc., Series 55, Class AH
2,498,187	3.15%, 3/16/2061	2,536,743
	Government National Mortgage Assoc., Series 2018-156, Class AD
2,489,723	3.25%, 8/16/2059	2,545,930
	Government National Mortgage Assoc., Series 24, Class A
685,145	2.25%, 9/16/2044	674,820
	Government National Mortgage Assoc., Series 2018-2, Class AG
575,598	2.40%, 6/16/2050	568,150
	Government National Mortgage Assoc., Series 3, Class AG
487,966	2.50%, 10/16/2058	479,069
	Government National Mortgage Assoc., Series 2018-123, Class AH
614,013	3.25%, 9/16/2052	624,567
	Government National Mortgage Assoc., Series 2, Class AE
3,374,022	3.25%, 3/16/2059	3,446,547
	Government National Mortgage Assoc.
1,159,576	3.50%, 5/20/2043	1,209,808
1,180,726	4.00%, 1/20/2041 to 4/20/2043 (d)	1,251,009
	Government National Mortgage Assoc., Series 68, Class B
1,000,000	3.00%, 2/16/2059	991,620
	Government National Mortgage Assoc., Series 100, Class BA
2,500,000	2.60%, 8/16/2052	2,374,557
	Government National Mortgage Assoc., Series 67, Class AE
1,628,266	2.22%, 4/16/2044	1,622,321

	Total Agency Mortgage-Backed Securities (Cost $33,464,580)	34,002,006

Asset-Backed Securities — 13.0%
	American Express Credit Account Master Trust, Series 2018-4, Class A
2,265,000	2.99%, 12/15/2023	2,302,061
	Avis Budget Rental Car Funding AESOP, Series 2014-2A, Class A
1,000,000	2.50%, 2/20/2021 (a)	999,651

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2019	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities (continued)
	Avis Budget Rental Car Funding AESOP, Series 2016-1A, Class A
410,000	2.99%, 6/20/2022 (a)	414,534
	BMW Vehicle Lease Trust, Series 2017-2, Class A4
60,000	2.19%, 3/22/2021	59,982
	Capital Auto Receivables Asset Trust, Series 2015-2, Class D
658,721	3.16%, 11/20/2020	658,904
	DT Auto Owner Trust, Series 2015-3A, Class D
427,416	4.53%, 10/17/2022 (a)	429,159
	Ford Credit Auto Owner Trust, Series 2014-2, Class A
2,000,000	2.31%, 4/15/2026 (a)	1,998,604
	Ford Credit Auto Owner Trust, Series 2015-2, Class A
2,200,000	2.44%, 1/15/2027 (a)	2,203,258
	FRESB 2019-SB62 Mortgage Trust, Series SB62, Class A10F
2,000,000	3.07%, 3/25/2029 (c)	2,066,767
	FRESB 2019-SB63 Mortgage Trust, Series SB63, Class A10H
1,000,000	VAR LIBOR USD 1 Month+2.89%, 2.89%, 3/25/2039 (c)	1,008,577
	GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A1
1,000,000	3.13%, 3/15/2023 (a)	1,016,828
	Santander Drive Auto Receivables Trust, Series 2015-4, Class C
46,563	2.97%, 3/15/2021	46,575
	Small Business Administration
4,607,429	VAR Prime Rate by Country-2.60%, 2.90%, 5/25/2043 to 12/25/2043 (c)(d)	4,620,655
822,751	VAR Prime Rate by Country-2.52%, 2.98%, 9/25/2036 (c)	824,886
3,916,128	VAR Prime Rate by Country-2.50%, 3.00%, 3/25/2025 to 5/25/2028 (c)(d)	3,935,290
1,939,840	VAR Prime Rate by Country-2.45%, 3.05%, 7/25/2028 (c)	1,948,223
	Toyota Auto Receivables Owner Trust, Series 2017-D, Class A3
1,000,000	1.93%, 1/18/2022	997,883

	Total Asset-Backed Securities (Cost $25,283,218)	25,531,837

Municipal Bonds — 8.7%
California — 1.1%
	Adelanto Public Utility Authority
	Insured: AGM
500,000	3.75%, 07/01/24	531,975
	California State
200,000	3.18%, 04/01/47	200,684

Principal Amount ($)		Value ($)
Municipal Bonds (continued)
California (continued)
	Industry Public Facilities Authority of California
	Insured: AGM
365,000	5.04%, 01/01/27	376,943
	San Francisco City & County Redevelopment Financing Authority
300,000	8.26%, 08/01/29	418,545
	Stanton Redevelopment Agency
470,000	8.63%, 12/01/21	542,248

		2,070,395

Illinois — 0.8%
	Illinois Housing Development Authority
1,500,000	2.48%, 08/01/34	1,500,000

Kentucky — 0.4%
	Clark County School District Finance Corp
	Insured: ST INTERCEPT
750,000	5.20%, 06/01/26	776,715

Maryland — 0.5%
	Maryland Economic Development
570,000	3.40%, 06/01/23	579,616
500,000	3.70%, 06/01/25	511,065

		1,090,681

Michigan — 0.7%
	Belding Area Schools
	Insured: Q-SBLF
750,000	6.50%, 05/01/25	779,962
	Comstock Park Public Schools
	Insured: Q-SBLF
635,000	6.30%, 05/01/26	682,606

		1,462,568

Mississippi — 0.5%
	Mississippi Business Finance Corp.
	Insured: Trustmark National Bank
900,000	2.52%, 08/01/21(e)	900,000

New York — 0.6%
	New York & New Jersey Port Authority
320,000	4.46%, 10/01/62	383,677
	New York State Dormitory Authority
720,000	5.00%, 01/01/24	750,269

		1,133,946

North Dakota — 0.4%
	Kindred Public School District No. 2
750,000	6.00%, 08/01/27	891,187

Pennsylvania — 0.0%
	Pennsylvania Turnpike Commission
100,000	7.47%, 06/01/25	104,410

Texas — 1.7%
	North Texas Tollway Authority
750,000	8.91%, 02/01/30	777,893

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2019	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Municipal Bonds (continued)
Texas (continued)
	Texas State
2,500,000	2.40%, 06/01/45	2,500,000

		3,277,893

Washington — 0.4%
	Washington Higher Education Facilities Authority
750,000	4.27%, 10/01/22	770,940

Wisconsin — 1.6%
	Wisconsin Housing & Economic Development Authority
1,500,000	2.40%, 03/01/38	1,500,000
	Wisconsin Housing & Economic Development Authority
400,000	2.40%, 09/01/37	400,000
	Wisconsin Housing & Economic Development Authority
1,175,000	2.40%, 05/01/30	1,175,000

		3,075,000

	Total Municipal Bonds (Cost $16,715,465)	17,053,735

U.S. Treasury Obligations — 4.3%
	U.S. Treasury Bond
500,000	2.75%, 11/15/2042	524,277
	U.S. Treasury Notes
2,500,000	1.00%, 11/30/2019	2,488,476
1,500,000	1.63%, 8/31/2019	1,498,372
3,000,000	1.88%, 12/31/2019	2,997,715
1,000,000	3.63%, 2/15/2020	1,009,434

	Total U.S. Treasury Obligations (Cost $8,500,252)	8,518,274

Non-Agency Collateralized Mortgage-Backed Security — 4.2%
	Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX
104,744	5.48%, 1/15/2049	105,212
	Commercial Mortgage Pass-Through Certificates, Series 2013-LC13, Class AM
100,000	4.56%, 8/10/2046 (a)	107,629
	Commercial Mortgage Pass-Through Certificates, Series CR14, Class AM
120,000	4.53%, 2/10/2047	128,886
	FRESB Multifamily Mortgage Pass-Through Trust, Series 2018-SB53, Class A10F
2,056,802	3.66%, 6/25/2028	2,193,212
	FRESB Multifamily Mortgage Pass-Through Trust, Series 2019-SB60, Class A10F
2,000,000	3.31%, 1/25/2029	2,081,575

Principal Amount ($)		Value ($)
Non-Agency Collateralized Mortgage-Backed Security (continued)
	FRESB Multifamily Mortgage Pass-Through Trust, Series 2017-SB42, Class A10F
1,424,333	2.96%, 10/25/2027	1,460,468
	Government National Mortgage Assoc., Series 2011-10, Class AC
612,562	3.57%, 11/16/2044	622,479
	GS Mortgage Securities Trust, Series 2014-GC20, Class AS
105,000	4.26%, 4/10/2047	111,437
	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C
153,000	5.05%, 1/15/2047	164,143
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C
100,000	4.98%, 2/15/2047	106,216
	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM
1,082	6.11%, 7/15/2040	1,082
	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL
1,229	6.11%, 7/15/2040 (a)	1,227
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class C
191,000	4.22%, 7/15/2046	194,772
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class AS
210,000	4.22%, 7/15/2046	221,763
	Morgan Stanley Capital I Trust, Series 2012-C4, Class B
100,000	5.21%, 3/15/2045 (a)	105,732
	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B
140,000	4.72%, 3/15/2047	150,166
	WFRBS Commercial Mortgage Trust, Series 2013-C17, Class AS
115,000	4.26%, 12/15/2046	123,544
	WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS
263,000	4.35%, 3/15/2047	280,688

	Total Non-Agency Collateralized Mortgage-Backed Security (Cost $7,805,967)	8,160,231

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2019	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Registered Investment Companies — 3.4%
65,961	BlackRock Taxable Municipal Bond Trust	1,564,595
21,279	Cohen & Steers Limited Duration Preferred and Income Fund	529,634
41,191	DoubleLine Funds Trust - DoubleLine Opportunistic Credit Fund	861,716
47,318	DoubleLine Income Solutions Fund	944,940
120,000	Nuveen Credit Strategies Income Fund	950,400
41,438	Nuveen Taxable Municipal Income Fund	880,558
37,000	PIMCO Dynamic Credit and Mortgage Income Fund	883,930

	Total Registered Investment Companies (Cost $6,254,468)	6,615,773

U.S. Government Agency - Asset-Backed Security — 3.2%
	SBA Small Business Investment Company, Series 2018-10B, Class 1
2,378,054	3.55%, 9/10/2028	2,536,993
	SBA Small Business Investment Company, Series 2019-10A, Class 1
2,000,000	3.11%, 3/10/2029	2,087,230
	United States Small Business Administration, Series 2018-20H, Class 1
1,472,000	3.58%, 8/1/2038	1,578,750

	U.S. Government Agency - Asset-Backed Security (Cost $5,874,550)	6,202,973

Preferred Stock — 2.2%
Communication Services — 0.5%
37,875	Qwest Corp. 6.75%	935,020

Energy — 0.3%
26,728	Energy Transfer Operating 7.38%	640,079

Financial — 0.9%
28,000	GMAC Capital Trust I 8.30%	731,640
30,505	Monroe Capital 5.75%	769,641
10,300	PNC Financial Services Group 6.13%	277,276

		1,778,557

Real Estate — 0.5%
18,679	Brookfield Property, REIT 6.38%(b)	463,052
20,000	Brookfield Property Partners 6.50%(b)	504,200
403	VEREIT, REIT 6.70%(b)	10,160

		977,412

	Total Preferred Stock (Cost $4,202,986)	4,331,068

U.S. Government Agencies — 1.5%
	Federal Home Loan Mortgage Corp. MTN
1,000,000	2.50%, 0, 0, 12/30/2019	1,000,028

Principal Amount ($)		Value ($)
U.S. Government Agencies (continued)
	Federal National Mortgage Assoc.
2,000,000	2.25%, 0, 0, 10/29/2019	1,998,510

	Total U.S. Government Agencies (Cost $2,998,959)	2,998,538

Common Stocks — 1.5%
Financial — 0.1%
29,000	Oaktree Strategic Income	246,210

Real Estate — 1.4%
23,221	Phillips Edison, REIT(f)(g)(h)	235,231
55,785	Retail Opportunity Investments, REIT	955,597
173,000	VEREIT, Inc., REIT	1,558,730

		2,749,558

	Total Common Stocks (Cost $3,358,599)	2,995,768

Foreign Corporate Obligations (i) — 1.3%
Communication Services — 0.1%
	America Movil,
100,000	5.00%, 03/30/20	101,919
	Total Foreign Corporate Obligations (Cost $2,401,788)	2,492,129

Energy — 0.3%
	CNOOC Nexen Finance, Series 2014 ULC,
205,000	4.25%, 04/30/24	217,913
	Equinor,
106,000	4.80%, 11/08/43	128,508
	Nexen Energy ULC,
138,000	6.40%, 05/15/37	184,382

		530,803

Financial — 0.8%
	Bank of Nova Scotia MTN,
500,000	VAR ICE LIBOR USD 3 Month+0.25%, 2.77%, 08/28/19	500,085
	Intesa Sanpaolo MTN,
200,000	5.02%, 06/26/24 (a)	200,692
	Standard Chartered,
240,000	5.70%, 03/26/44 (a)	279,875
	USB Capital IX,
800,000	VAR ICE LIBOR USD 3 Month+1.02%, 3.62%, 04/15/49 (b)	655,216

		1,635,868

Industrials — 0.1%
	Nutrien,
205,000	4.90%, 06/01/43	223,539

Agency Collateralized Mortgage Obligations — 0.9%
	Federal National Mortgage Assoc. REMIC, Series 2016-104, Class QA
1,693,283	3.00%, 11/25/2043	1,745,346

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2019	Highland Fixed Income Fund

Principal Amount/Shares ($)		Value ($)
Agency Collateralized Mortgage Obligations (continued)
	Federal National Mortgage Assoc. REMIC, Series 2010-16, Class PA
74,088	4.50%, 2/25/2040	78,440

	Total Agency Collateralized Mortgage Obligations (Cost $1,764,086)	1,823,786

Cash Equivalents — 0.8%
Money Market Fund(j) — 0.8%
1,621,419	Dreyfus Treasury & Agency Cash Management, Institutional Class, Class A 2.10%	1,621,419

	Total Cash Equivalents (Cost $1,621,419)	1,621,419

Total Investments - 98.3%		192,600,657

(Cost $190,183,135)
Other Assets & Liabilities, Net - 1.7%		3,326,283

Net Assets - 100.0%		195,926,940

(a)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2019, these securities amounted to $9,991,729 or 5.1% of net assets.

(b)	Perpetual maturity. Maturity date presented represents the next call date.
(c)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect June 30, 2019. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. Current LIBOR rates include 1 month which is equal to 2.40% and 3 months equal to 2.32%.

(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Securities held in connection with a letter of credit issued by a major bank.
(f)	Non-income producing security.
(g)

Securities with a total aggregate value of $235,231, or 0.1% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(h)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $235,231, or 0.1% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2019. Please see Notes to Investment Portfolio.

(i)

As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

(j)	Rate shown is 7 day effective yield.

INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2019	Highland Total Return Fund

Shares		Value ($)
Common Stocks — 65.1%
Communication Services — 26.3%
581	Alphabet, Inc., Class A (a)	629,107
2,746	Alphabet, Inc., Class C (a)	2,968,179
304,059	CenturyLink, Inc.	3,575,734
11,520	Facebook, Inc., Class A (a)	2,223,360
11,040	GCI Liberty, Inc. (a)	678,519
1,704	iHeartMedia (a)	25,645
9,772	Liberty Global, Class A (a)	263,746
33,381	Liberty Global PLC (a)	885,598
128,284	Liberty Media -Liberty Formula One, Class A (a)	4,600,264
35,120	Nintendo Co, Ltd. ADR	1,607,442
19,000	Reading International, Inc., Class A (a)	246,620
16,000	Vivendi	441,124
52,625	Vivendi ADR	1,443,504
7,480	Walt Disney Co.	1,044,507

		20,633,349

Consumer Discretionary — 5.5%
865	Amazon.com, Inc. (a)	1,637,990
687	JG Boswell Co.	412,200
72,800	Merlin Entertainments (b)	416,103
9,500	Merlin Entertainments ADR	107,825
33,470	Sony Corp. ADR	1,753,493

		4,327,611

Consumer Staples — 2.0%
4,785	Anheuser-Busch InBev ADR	423,520
14,405	Philip Morris International, Inc.	1,131,225

		1,554,745

Financial — 9.6%
16,870	Berkshire Hathaway, Class B (a)	3,596,178
16,520	Brookfield Asset Management, Class A	789,326
26,160	Citigroup, Inc.	1,831,985
13,866	Oaktree Capital Group LLC	686,922
13,110	Wells Fargo	620,365

		7,524,776

Industrials — 18.8%
4,516	AMREP (a)	30,980
1,067,898	Bollore	4,718,655
2,916	Financiere de L’Odet	2,756,206
627,122	PICO Holdings, Inc. (a)	7,287,157

		14,792,998

Materials — 0.7%
8,311	Keweenaw Land Association (a)	590,081

Real Estate — 2.2%
22,350	Brookfield Property, Inc., Class A, REIT	422,192
8,930	Consolidated-Tomoka Land	533,121
1,295	Phillips Edison, REIT(a)(c)(d)	13,120
46,065	Retail Opportunity Investments, REIT	789,093

		1,757,526

	Total Common Stocks (Cost $48,504,040)	51,181,086

Principal Amount ($)		Value ($)
Corporate Obligations — 21.7%
Communication Services — 2.1%
	Comcast Corp.
84,000	5.70%, 07/01/19	84,000
	Discovery Communications LLC
285,000	2.20%, 09/20/19	284,613
	Omnicom Group
2,000	6.25%, 07/15/19	2,003
	Orange
40,000	5.38%, 07/08/19	40,019
	Sky
1,125,000	2.63%, 09/16/19 (b)	1,125,172
	Time Warner Cable, Inc.
79,000	5.00%, 02/01/20	80,050

		1,615,857

Consumer Discretionary — 1.7%
	eBay, Inc.
213,000	2.20%, 08/01/19	212,934
	Ford Motor Credit
395,000	1.90%, 08/12/19	394,633
	General Motors Financial Co.
12,000	3.50%, 07/10/19	12,003
	Harley-Davidson Financial Services MTN
500,000	2.40%, 09/15/19 (b)	499,540
	Lennar Corp.
219,000	4.50%, 11/15/19	220,369
	MGM Resorts International
32,000	5.25%, 03/31/20	32,600

		1,372,079

Consumer Staples — 1.6%
	Altria Group
32,000	2.63%, 01/14/20	32,025
	Altria Group, Inc.
90,000	9.25%, 08/06/19	90,567
	BAT Capital
20,000	VAR ICE LIBOR USD 3 Month+0.59%, 3.12%, 08/14/20	20,052
	Constellation Brands, Inc.
35,000	2.00%, 11/07/19	34,925
239,000	3.88%, 11/15/19	240,122
	General Mills
55,000	2.20%, 10/21/19	54,932
	JM Smucker
4,000	2.20%, 12/06/19	3,994
	Kraft Heinz Foods
20,000	5.38%, 02/10/20	20,333
	Mead Johnson Nutrition
290,000	4.90%, 11/01/19	292,174
	Philip Morris International, Inc.
4,000	1.88%, 11/01/19	3,993
	Wm Wrigley Jr
500,000	2.90%, 10/21/19 (b)	500,442

		1,293,559

Energy — 0.9%
	Enterprise Products Operating
11,000	2.55%, 10/15/19	10,998

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2019	Highland Total Return Fund

Principal Amount ($)		Value ($)
Corporate Obligations (continued)
Energy (continued)
	Kinder Morgan Energy Partners
326,000	6.85%, 02/15/20	334,345
	Kinder Morgan, Inc.
326,000	3.05%, 12/01/19	326,614
42,000	5.63%, 11/15/23 (b)	46,533

		718,490

Financial — 3.4%
	American Express Credit MTN
12,000	2.25%, 08/15/19	11,997
	Bank of New York Mellon MTN
50,000	2.60%, 08/17/20	50,269
	Capital One Bank USA
195,000	8.80%, 07/15/19	195,427
	Charles Schwab
17,000	4.45%, 07/22/20	17,377
	Goldman Sachs Group, Inc. MTN
25,000	VAR ICE LIBOR USD 3 Month+1.60%, 4.20%, 07/15/20	25,226
	Jefferies Group
511,000	8.50%, 07/15/19	512,085
	JPMorgan Chase & Co.
1,000,000	2.25%, 01/23/20	999,777
265,000	VAR ICE LIBOR USD 3 Month+3.47%, 6.05%, 10/30/67 (e)	265,260
	Marsh & McLennan
24,000	2.35%, 09/10/19	23,986
	Prudential Financial, Inc.
500,000	VAR ICE LIBOR USD 3 Month+3.92%, 5.63%, 06/15/43	529,662

		2,631,066

Healthcare — 3.7%
	Amgen
13,000	4.50%, 03/15/20	13,192
	Anthem
47,000	2.25%, 08/15/19	46,984
	AstraZeneca
56,000	1.95%, 09/18/19	55,950
	Bayer US Finance II
205,000	2.13%, 07/15/19 (b)	204,955
	Cardinal Health, Inc.
100,000	2.40%, 11/15/19	99,929
	CVS Health Corp.
1,168,000	2.25%, 08/12/19	1,167,594
	Gilead Sciences
75,000	1.85%, 09/20/19	74,913
	HCA, Inc.
44,000	6.50%, 02/15/20	45,015
	Humana
50,000	2.63%, 10/01/19	50,019
	Roche Holdings, Inc.
26,000	2.25%, 09/30/19 (b)	26,001

Principal Amount ($)		Value ($)
Corporate Obligations (continued)
Healthcare (continued)
	Shire Acquisitions Investments Ireland DAC
100,000	1.90%, 09/23/19	99,851
	Tenet Healthcare Corp.
50,000	4.75%, 06/01/20	50,687
30,000	6.00%, 10/01/20	30,996
	Teva Pharmaceutical Finance Netherlands III BV
309,000	1.70%, 07/19/19	308,150
	Zimmer Biomet Holdings
642,000	4.63%, 11/30/19	647,232

		2,921,468

Industrials — 6.9%
	Burlington Northern Santa Fe LLC
50,000	4.70%, 10/01/19	50,257
	Emerson Electric
250,000	4.88%, 10/15/19	251,617
	General Electric
303,000	2.10%, 12/11/19	301,748
1,000	2.20%, 01/09/20	997
801,000	5.50%, 01/08/20	812,483
	General Electric Co.
645,000	VAR ICE LIBOR USD 3 Month+3.33%, 5.00%, 12/29/49 (e)	623,057
	Lockheed Martin
386,000	4.25%, 11/15/19	388,946
	Republic Services
54,000	5.00%, 03/01/20	54,895
492,000	5.50%, 09/15/19	494,769
	Rockwell Collins
1,302,000	1.95%, 07/15/19	1,301,713
298,000	5.25%, 07/15/19	298,282
	Southwest Airlines
328,000	2.75%, 11/06/19	327,949
	Textron
402,000	7.25%, 10/01/19	406,362
	United Technologies
37,000	8.88%, 11/15/19	37,868
	United Technologies Corp.
90,000	1.50%, 11/01/19	89,708

		5,440,651

Information Technology — 0.1%
	KLA-Tencor
10,000	3.38%, 11/01/19	10,019
	Tyco Electronics Group
66,000	2.35%, 08/01/19	65,980

		75,999

Materials — 0.4%
	Air Products & Chemicals, Inc.
5,000	4.38%, 08/21/19	5,013
	Avery Dennison
11,000	5.38%, 04/15/20	11,213
	Monsanto
200,000	2.13%, 07/15/19	199,919

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2019	Highland Total Return Fund

Principal Amount ($)		Value ($)
Corporate Obligations (continued)
Materials (continued)
	Vulcan Materials
95,000	VAR ICE LIBOR USD 3 Month+0.60%, 3.01%, 06/15/20	95,025

		311,170

Real Estate — 0.0%
	Iron Mountain, Inc.
30,000	6.00%, 08/15/23	30,900

Utilities — 0.9%
	NextEra Energy Capital Holdings
255,000	2.40%, 09/15/19	254,849
	Sempra Energy
209,000	1.63%, 10/07/19	208,436
	WEC Energy Group
250,000	VAR ICE LIBOR USD 3 Month+2.11%, 4.63%, 05/15/67	206,630

		669,915

	Total Corporate Obligations (Cost $17,155,079)	17,081,154

Registered Investment Companies — 4.5%
16,841	Cohen & Steers Limited Duration Preferred and Income Fund	419,172
33,529	DoubleLine Funds Trust - DoubleLine Opportunistic Credit Fund	701,427
22,097	Flaherty & Crumrine Dynamic Preferred and Income Fund	553,088
141,120	Kayne Anderson Midstream	1,634,170
39,710	TCW Strategic Income Fund	228,332

	Total Registered Investment Companies (Cost $3,226,587)	3,536,189

Preferred Stock — 1.5%
Communication Services — 0.2%
5,400	Qwest Corp. 6.75%	133,326

Financial — 0.7%
395	Wells Fargo & Co. 7.50%(a)(e)	538,859

Real Estate — 0.6%
10,200	American Homes 4 Rent, REIT 6.35%(e)	274,992
7,492	RLJ Lodging Trust, REIT 1.95%(a)(e)	196,066

		471,058

	Total Preferred Stock (Cost $1,070,278)	1,143,243

Agency Mortgage-Backed Securities — 1.5%
	Federal Home Loan Mortgage Corp.
47,881	5.00%, 6/1/2041	52,776
	Federal National Mortgage Assoc.
413,220	3.00%, 2/1/2043 to 6/1/2043 (f)	421,241
183,252	3.50%, 11/1/2042 to 2/1/2043 (f)	191,127
70,692	4.00%, 2/1/2044	74,485
122,014	4.50%, 11/1/2040 to 1/1/2041 (f)	130,933
66,660	5.00%, 6/1/2041	73,425

Principal Amount ($)		Value ($)
Agency Mortgage-Backed Securities (continued)
	Government National Mortgage Assoc.
103,307	3.50%, 5/20/2043	107,782
118,364	4.00%, 1/20/2041 to 4/20/2043 (f)	125,401

	Total Agency Mortgage-Backed Securities (Cost $1,158,860)	1,177,170

U.S. Treasury Obligations — 1.3%
	U.S. Treasury Notes
500,000	1.38%, 1/15/2020	498,115
500,000	1.75%, 12/31/2020	499,414

	Total U.S. Treasury Obligations (Cost $999,223)	997,529

Non-Agency Collateralized Mortgage-Backed Security — 0.2%
	Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX
12,389	5.48%, 1/15/2049	12,445
	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C
60,000	5.05%, 1/15/2047	64,370
	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM
172	6.11%, 7/15/2040	172
	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL
197	6.11%, 7/15/2040 (b)	196
	WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS
40,000	4.35%, 3/15/2047	42,690

	Total Non-Agency Collateralized Mortgage-Backed Security (Cost $114,483)	119,873

Mortgage-Backed Securities — 0.2%
	Federal National Mortgage Assoc.
15,798	4.50%, 2/1/2040	16,975
	Government National Mortgage Assoc.
103,737	3.00%, 4/20/2043 to 6/20/2043 (f)	106,230
43,937	4.50%, 5/20/2040 to 3/20/2041 (f)	46,891

	Total Mortgage-Backed Securities (Cost $165,470)	170,096

Asset-Backed Securities — 0.0%
	Bear Stearns Asset Backed Securities Trust, Series 2003-ABF1, Class A
1	VAR ICE LIBOR USD 1 Month+0.74%, 3.14%, 1/25/2034 (g)	1

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2019	Highland Total Return Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities (continued)
	General Electric MTN
33,000	6.00%, 8/7/2019	33,109

	Total Asset-Backed Securities (Cost $33,101)	33,110

Agency Collateralized Mortgage Obligations — 0.0%
	Federal National Mortgage Assoc. REMIC, Series 2012-93, Class SW
60,230	VAR LIBOR USD 1 Month+6.10%, 3.70%, 9/25/2042 (h)	10,173
	Federal National Mortgage Assoc. STRIPS, Series 2004-354, Class 1
3,724	0.00%, 12/25/2034 (i)(j)	3,312

	Total Agency Collateralized Mortgage Obligations (Cost $30,036)	13,485

Corporate Bonds & Notes — 0.0%
Communication Services — 0.0%
	iHeartCommunications, Inc.
6,472	6.38%, 05/01/26	6,901
12,132	8.38%, 05/01/27	12,769

		19,670

	Total Corporate Bonds & Notes (Cost $132,503)	19,670

Cash Equivalents — 3.3%
Money Market Fund(k) — 3.3%
2,585,326	Dreyfus Treasury & Agency Cash Management, Institutional Class, Class A 2.10%	2,585,326

	Total Cash Equivalents (Cost $2,585,326)	2,585,326

Total Investments - 99.3%		78,057,931

(Cost $75,174,986)
Other Assets & Liabilities, Net - 0.7%		562,455

Net Assets - 100.0%		78,620,387

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At June 30, 2019, these securities amounted to $2,718,965 or 3.5% of net assets.

(c)

Securities with a total aggregate value of $13,120, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(d)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $13,120, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2019. Please see Notes to Investment Portfolio.

(e)	Perpetual maturity. Maturity date presented represents the next call date.
(f)	Securities are grouped by coupon and represent a range of maturities.
(g)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect June 30, 2019. LIBOR, otherwise known as London Interbank Offered Rate, is the benchmark interest rate that banks charge each other for short-term loans. Current LIBOR rates include 1 month which is equal to 2.40% and 3 months equal to 2.32%.

(h)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(i)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(j)	Rate shown is 7 day effective yield.
(k)	The issuer is, or is in danger of being, in default of its payment obligation.

The Fund invested in the following countries as of June 30, 2019:

Country	Percentage (based on Total Investments)*
United States	81.3%
France	10.2%
United Kingdom	2.4%
Japan	2.1%
Israel	0.4%
Germany	0.2%
Switzerland	0.1%

96.7%

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of June 30, 2019	Highland Total Return Fund

Industry[1]	Domestic	Foreign	Percentage (based on Total Investments)*
Media & Entertainment	18.3%	2.7%	21.0%
Transportation	0.1%	9.5%	9.6%
Commercial Services & Supplies	9.3%	0.0%	9.3%
Diversified Financials	6.5%	0.0%	6.5%
Telecommunication Services	5.5%	0.0%	5.5%
Banks	3.1%	0.0%	3.1%
Consumer Durables & Apparel	2.8%	0.0%	2.8%
Real Estate	2.3%	0.0%	2.3%
Retailing	2.1%	0.0%	2.1%
Food, Beverage & Tobacco	2.0%	0.0%	2.0%
Materials	0.8%	0.0%	0.8%
Consumer Services	0.1%	0.5%	0.6%

			65.6%

Sector	Percentage (based on Total Investments)*
Corporate Obligation	21.9%
Agency Mortgage-Backed Security	1.5%
Preferred Stock	1.5%
U.S. Treasury Obligation	1.3%
Other (each less than 1.0%)	0.4%

26.6%

Other Instruments	Percentage (based on Total Investments)*
Registered Investment Company	4.5%
Cash Equivalent	3.3%

7.8%

100.0%

1	Includes domestic and foreign equity securities
*	The calculated percentages are based on total investments. The other assets & liabilities, net line has been excluded from the calculation

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2019	Highland Funds II

Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises seven portfolios (each a “Fund” and collectively the “Funds”) that are currently being offered. This report covers information for the three months ended June 30, 2019 for four of the Funds: Highland Premier Growth Equity Fund (the “Premier Growth Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”), and Highland Fixed Income Fund (the “Fixed Income Fund”). The Highland Energy MLP Fund and Highland Global Allocation Fund are reported separately.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability which provide appropriate pricing services and which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ NAV) will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds.

The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2019	Highland Funds II

fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of June 30, 2019, the Funds’ investments consisted of senior loans, asset-backed securities, bonds and notes, common stocks, master limited partnerships, registered investment companies, cash equivalents, commercial paper, preferred stocks, exchange-traded funds, rights, warrants, securities sold short, futures, equity swaps, collateralized loan obligations, and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Senior loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2019	Highland Funds II

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets as of June 30, 2019 is as follows:

	Total value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland Premier Growth Equity Fund
Assets
Common Stocks
Communication Services	$5,372,600	$5,372,600	$—	$—
Consumer Discretionary	12,649,650	12,649,650	—	—
Consumer Staples	1,831,100	1,831,100	—	—
Energy	4,979,100	4,979,100	—	—
Financials	18,292,460	18,292,460	—	—
Health Care	13,062,772	13,062,772	—	—
Industrials	9,556,600	9,556,600	—	—
Information Technology	22,405,130	22,405,130	—	—
Materials	4,391,570	4,251,690	—	139,880
Utilities	2,218,650	2,218,650	—	—
Registered Investment Companies	6,284,374	6,284,374	—	—
Preferred Stock
Healthcare	1,034,784	—	—	1,034,784
Cash Equivalents	9,100,994	9,100,994	—	—

Total Assets	111,179,784	110,005,120	—	1,174,664

Total	$111,179,784	$110,005,120	$—	$1,174,664

	Total value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland Small-Cap Equity Fund
Assets
Common Stocks
Chemicals	$1,250,000	$1,250,000	$—	$—
Consumer Discretionary	4,321,792	4,321,792	—	—
Consumer Staples	214,728	214,728	—	—
Energy	1,362,554	1,362,554	—	—
Financial	9,798,885	9,798,885	—	—
Healthcare	12,864,635	12,864,635	—	—
Industrials	2,646,448	2,646,448	—	—
Information Technology	3,526,820	3,526,820	—	—
Materials	1,237,688	1,237,688	—	—
Real Estate	6,544,450	6,544,450	—	—
Communication Services	819,198	819,198	—	—

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2019	Highland Funds II

Utilities	1,793,220	1,793,220	—	—
Preferred Stock
Real Estate	2,996,768	—	2,996,768	—
Registered Investment Companies	2,690,925	2,690,925	—	—
Master Limited Partnerships
Energy	2,543,428	2,543,428	—	—
Purchased Call Options	227,500	227,500	—	—
Cash Equivalents	990,320	990,320	—	—

Total Assets	55,829,359	52,832,591	2,996,768	—

Liabilities
Securities Sold Short
Common Stocks
Healthcare	(1,115,205)	(1,115,205)	—	—

Total Liabilities	(1,115,205)	(1,115,205)	—	—

Total	$54,714,154	$51,717,386	$2,996,768	$—

	Total value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland Total Return Fund
Assets
Common Stocks
Communication Services	$20,633,349	$20,633,349	$—	$—
Consumer Discretionary	4,327,611	4,327,611	—	—
Consumer Staples	1,554,745	1,554,745	—	—
Financial	7,524,776	7,524,775	—	—
Industrials	14,792,998	14,792,999	—	—
Materials	590,081	590,081	—	—
Real Estate	1,757,526	1,744,406	—	13,120
Corporate Obligations	17,081,154	—	17,081,154	—
Registered Investment Companies	3,536,189	3,536,189	—	—
Agency Mortgage-Backed Securities	1,177,170	—	1,177,170	—
Preferred Stock
Communication Services	133,326	133,326	—	—
Financial	538,859	538,859	—	—
Real Estate	471,058	471,058	—	—
U.S. Treasury Obligations	997,529	—	997,529	—
Non-Agency Collateralized Mortgage-Backed Security	119,873	—	119,873	—
Mortgage-Backed Securities	170,096	—	170,096	—
Asset-Backed Securities	33,110	—	33,110	—
Agency Collateralized Mortgage Obligations	13,485	—	13,485	—
Corporate Bonds & Notes
Communication Services	19,670	—	19,670	—
Cash Equivalents	2,585,326	2,585,326	—	—

Total Assets	78,057,931	58,432,724	19,612,087	13,120

Total	$78,057,931	$58,432,724	$19,612,087	$13,120

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2019	Highland Funds II

	Total value at June 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland Fixed Income Fund
Assets
Corporate Obligations	70,253,120	—	70,253,120	—
Agency Mortgage-Backed Securities	34,002,006	—	34,002,006	—
Asset-Backed Securities	25,531,837	—	25,531,837	—
Municipal Bonds (1)	17,053,735	—	17,053,735	—
U.S. Treasury Obligations	8,518,274	1,498,372	7,019,902	—
Non-Agency Collateralized Mortgage-Backed Security	8,160,231	—	8,160,231	—
Registered Investment Companies	6,615,773	6,615,773	—	—
U.S. Government Agency - Asset-Backed Security	6,202,973	—	6,202,973	—
Preferred Stock
Communication Services	935,020	935,020	—	—
Energy	640,079	497,280	142,799	—
Financial	1,778,557	1,778,557	—	—
Real Estate	977,412	473,212	504,200	—
U.S. Government Agencies	2,998,538	—	2,998,538	—
Common Stocks
Financial	246,210	246,210	—	—
Real Estate	2,749,558	2,514,327	—	235,231
Foreign Corporate Obligations	2,492,129	—	2,492,129	—
Agency Collateralized Mortgage Obligations	1,823,786	—	1,823,786	—
Cash Equivalents	1,621,419	1,621,419	—	—

Total Assets	192,600,657	16,180,170	176,185,256	235,231

Total	$192,600,657	$16,180,170	$176,185,256	$235,231

(1)	See Investment Portfolio detail for industry breakout.

The tables below set forth a summary of changes in the Premier Growth Equity Fund, the Total Return Fund and the Fixed Income Fund assets measured at fair value using significant unobservable inputs (Level 3) for the nine months ended June 30, 2019.

	Balance as of September 30, 2018	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Appreciation (Depreciation)	Net Purchase	Net (Sales)	Balance as of June 30, 2019
Highland Premier Growth Equity Fund
Common Stocks	$619,660	$—	$—	$—	$—	$(479,780)	$—	$—	$139,880
Preferred Stocks	$1,952,176	$—	$—	$—	$—	$(917,392)	$—	$—	$1,034,784

Total	$2,571,836	$—	$—	$—	$—	$(1,397,172)	$—	$—	$1,174,664

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2019	Highland Funds II

	Balance as of September 30, 2018	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Appreciation (Depreciation)	Net Purchase	Net (Sales)	Balance as of June 30, 2019
Highland Total Return Fund
Common Stocks	$13,535	$—	$—	$—	$—	$(414)	$—	$—	$13,120

Total	$13,535	$—	$—	$—	$—	$(414)	$—	$—	$13,120

	Balance as of September 30, 2018	Transfers into Level 3	Transfers Out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gains/ (Losses)	Net Unrealized Appreciation (Depreciation)	Net Purchase	Net (Sales)	Balance as of June 30, 2019
Highland Fixed Income Fund
Common Stocks	$242,662	$—	$—	$—	$—	$(7,431)	$—	$—	$235,231

Total	$242,662	$—	$—	$—	$—	$(7,431)	$—	$—	$235,231

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Highland Premier Growth Equity Fund

Category	Market Value at 6/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s)
Preferred Stocks	$1,034,784	Multiples Analysis	Multiple of Revenue	1.75x – 2.25x

Common Stocks	139,880	Multiples Analysis	Multiple of EBITDA	7.0x - 8.75x
		Discounted Cash Flow	Discount Rate	11.0% - 13.0%
			Terminal Multiple	7.0x
		Transaction Analysis	Multiple of EBITDA	8.0x - 8.5x

Total	$1,174,664

Highland Total Return Fund

Category	Market Value at 6/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s)
REIT	$13,120	Market Approach	Market Index Adjustment	-0.4%
		NAV	Third Party Value Indication	$9.21

Total	$13,120

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2019	Highland Funds II

Highland Fixed Income Fund

Category	Market Value at 6/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s)
REIT	$235,231	Market Approach	Market Index Adjustment	-0.4%
		NAV	Third Party Value Indication	$9.21
Total	$235,231

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. The Fund also considers money market instruments that invest in cash equivalents to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for each of the Funds.

Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2019	Highland Funds II

the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

For the period ended June 30, 2019, the Premier Growth Equity, Total Return, Small-Cap Equity and Fixed Income Funds did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid. The Funds did not have any transactions in written options for the period ended June 30, 2019.

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2019	Highland Funds II

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of each Fund as of June 30, 2019:

Highland Premier Growth Equity Fund

Issuer	Shares at September 30, 2018	Beginning Value as of September 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2019	Shares at June 30, 2019	Affiliated Income
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	185,465	$3,965,240	$642,073	$—	$—	$(472,819)	$4,134,494	220,978	$632,385
Nexpoint Strategic Opportunities Fund	85,852	1,923,085	493,598	36	(36)	(266,803)	2,149,880	113,630	160,089

Total	271,317	$5,888,325	$1,135,671	$36	$(36)	$(739,622)	$6,284,374	334,608	$792,474

Highland Small-Cap Equity Fund

Issuer	Shares at September 30, 2018	Beginning Value as of September 30, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2019	Shares at June 30, 2019	Affiliated Income
Other Affiliates
NexPoint Residential Trust, Inc., REIT	56,551	$1,877,493	$45,591	$(29,961)	$(2)	$500,710	$2,393,831	57,822	$17,460
Nexpoint Strategic Opportunities Fund	85,855	1,923,152	583,176	—	—	(261,035)	2,245,293	118,673	161,103
Highland Global Allocation Fund	—	—	521,494	—	—	(75,862)	445,632	39,647	16,776

Total	142,406	$3,800,645	$1,150,261	$(29,961)	$(2)	$163,814	$5,084,756	216,142	$195,339